Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 20 — Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date of this report when the financial statements were issued. Except as set forth below, there were no events that require adjustment to or disclosure in the consolidated financial statements.

On October 11, 2024, the Issuer entered into a Convertible Note Purchase Agreement (the “Note Purchase Agreement”) with WiMi in connection with the issuance and sale of unsecured convertible notes in the aggregate principal amount of up to $25,000,000 and at an aggregate purchase price of up to $23,000,000 in a transaction exempt from registration under the Securities Act of 1933, as amended (the "Transaction"). On March 25, 2025, WiMi acquired 34,878,261 Class B ordinary shares in restricted shares by the conversion of convertible notes acquired under the Transaction. WiMi acquired additional shares of the Issuer to maintain a majority ownership stake of the Issuer. As of the date of this report, WIMI Hologram Cloud Inc holds 40,000 Class A ordinary shares, 1,810,658 Class A ordinary shares (restricted), and 44,878,261 Class B ordinary shares (restricted) of the Company representing a total equity stake of 67.6% of the total shares outstanding.